J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
March 14, 2023
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of the Funds listed in Appendix A (the “Funds”)
File Nos. 333-191837
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 391 (Amendment No. 393 under the Investment Company Act of 1940, as amended) filed electronically on March 10, 2023.
Please contact the undersigned at 614-213-4020 if you have any questions.
Very truly yours,
/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

Appendix A
J.P. Morgan ETF Funds
JPMorgan Equity Focus ETF
JPMorgan High Yield Municipal ETF
JPMorgan Limited Duration Bond ETF
JPMorgan Sustainable Municipal Income ETF